Finance income (expense)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Cost Income [Abstract]
Finance income (expense)
17.	Finance income (expense)
During the years ended December 31, 2021, 2020 and 2019 the Company earned finance income (incurred finance expense) as follows:

Year ended December 31	2021	2020	2019
Interest income	$78	$43	$886
Remeasurement of royalty obligation	(262)	953	316
Accretion of acquisition payable	(96)	(155)	(41)
Change in fair value of contingent consideration	(178)	(6)	—
Bank charges and other interest	(29)	(21)	(24)
Finance expense from lease obligation	(38)	(49)	(22)

	$(525)	$765	$1,115

During the years ended December 31, 2021, 2020 and 2019, the Company received (paid) finance income (expense) as follows:

Year ended December 31	2021	2020	2019
Interest received	$78	$43	$1,731
Other interest, net and banking fee s	(29)	(21)	(46)

	$49	$22	$1,685